UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

National Australia Bank Limited

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  x         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported)  September 17, 2019

Commission File Number of securitizer:  None

Central Index Key Number of securitizer:  0000833029

Sarah Mohan, Phone: +61 402 764 610

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

___      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _________________________________________________________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________________________________
Central Index Key Number of underwriter (if applicable):   _________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

National Australia Bank Limited
(Securitizer)

By:	/s/ Lachlan Rose
	Name:	Lachlan Rose
	Title:	Manager, Group Treasury

Date:  September 17, 2019